EQUITY (Table)	12 Months Ended
Dec. 31, 2021
EQUITY.
Schedule of share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2019	1,223,591	245	50	–	245
At 31 December 2020	1,223,591	245	50	–	245
At 31 December 2021	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2019	887,952	177	50	–	177
Share options	350	–	–	–	–
Shares cancelled	(3,095)	–	–	–	–
At 31 December 2019	885,207	177	50	–	177
Share options	327	–	–	–	–
Shares cancelled	(649)	–	–	–	–
At 31 December 2020	884,885	177	50	–	177
Share options	306	–	–	–	–
At 31 December 2021	885,191	177	50	–	177

Schedule of the capital

	2021	2020	2019
	$ million	$ million	$ million
Share capital	177	177	177
Share premium	614	612	610
Capital redemption reserve	18	18	18
Treasury shares	(120)	(157)	(189)
Retained earnings and other reserves	4,879	4,629	4,525
	5,568	5,279	5,141

Schedule of treasury shares

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2020	169	20	189
Shares purchased	16	–	16
Shares transferred from treasury	(26)	26	–
Shares transferred to Group beneficiaries	(12)	(25)	(37)
Shares cancelled	(11)	–	(11)
At 31 December 2020	136	21	157
Shares transferred from treasury	(30)	30	–
Shares transferred to Group beneficiaries	(13)	(24)	(37)
At 31 December 2021	93	27	120

		Employees’
	Treasury	Share Trust	Total
	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2020	10.2	1.3	11.5
Shares purchased	0.6	–	0.6
Shares transferred from treasury	(1.5)	1.5	–
Shares transferred to Group beneficiaries	(0.8)	(1.6)	(2.4)
Shares cancelled	(0.6)	–	(0.6)
At 31 December 2020	7.9	1.2	9.1
Shares transferred from treasury	(1.7)	1.7	–
Shares transferred to Group beneficiaries	(0.8)	(1.3)	(2.1)
At 31 December 2021	5.4	1.6	7.0

Schedule of dividends

	2021	2020	2019
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 23.1¢ for 2020 (2019: 23.1¢, 2018: 22.0¢) paid 12 May 2021	203	202	192
Ordinary interim of 14.4¢ for 2021 (2020: 14.4¢, 2019: 14.4¢) paid 27 October 2021	126	126	126
	329	328	318